Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	BlackRock Variable Series Funds, Inc.
Central Index Key	0000355916
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	May 1, 2013

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Managed Volatility V.I. Fund

(the "Fund")

Supplement dated May 31, 2013

to the Fund's Prospectus dated May 1, 2013

Effective immediately, the following changes are made to the Fund's Prospectus:

The section in the Prospectus entitled "Fund Overview — Key Facts about BlackRock Managed Volatility V.I. Fund — Performance Information" is supplemented as follows:

Effective May 31, 2013, the Fund's customized performance benchmark against which the Fund measures its performance is changed from the MSCI All Country World Index (60%)/Citigroup World Government Bond Index (hedged into USD) (40%) to the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%). Fund management believes that this change in the weightings of the customized performance benchmark more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2012, the average annual total returns for the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%) were 10.45%, 2.40% and 6.67%, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Managed Volatility V.I. Fund

(the "Fund")

Supplement dated May 31, 2013

to the Fund's Prospectus dated May 1, 2013

Effective immediately, the following changes are made to the Fund's Prospectus:

The section in the Prospectus entitled "Fund Overview — Key Facts about BlackRock Managed Volatility V.I. Fund — Performance Information" is supplemented as follows:

Effective May 31, 2013, the Fund's customized performance benchmark against which the Fund measures its performance is changed from the MSCI All Country World Index (60%)/Citigroup World Government Bond Index (hedged into USD) (40%) to the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%). Fund management believes that this change in the weightings of the customized performance benchmark more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2012, the average annual total returns for the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%) were 10.45%, 2.40% and 6.67%, respectively.

BlackRock Managed Volatility V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Managed Volatility V.I. Fund

(the "Fund")

Supplement dated May 31, 2013

to the Fund's Prospectus dated May 1, 2013

Effective immediately, the following changes are made to the Fund's Prospectus:

The section in the Prospectus entitled "Fund Overview — Key Facts about BlackRock Managed Volatility V.I. Fund — Performance Information" is supplemented as follows:

Effective May 31, 2013, the Fund's customized performance benchmark against which the Fund measures its performance is changed from the MSCI All Country World Index (60%)/Citigroup World Government Bond Index (hedged into USD) (40%) to the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%). Fund management believes that this change in the weightings of the customized performance benchmark more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2012, the average annual total returns for the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%) were 10.45%, 2.40% and 6.67%, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	May 31, 2013